Earnings Per Share - Summary of Basic and Diluted (Net Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator
Net (loss) income attributable to Alight, Inc.—basic and diluted	$ (68)	$ (11)	$ (35)	$ (62)
Denominator
Weighted-average shares outstanding - basic	476,145,761	456,838,216	439,800,624	458,558,192
Weighted-average shares outstanding - diluted			439,800,624	458,558,192
Basic (net loss) earnings per share	$ (0.14)	$ (0.02)	$ (0.08)	$ (0.14)
Diluted (net loss) earnings per share	$ (0.14)	$ (0.02)	$ (0.08)	$ (0.14)